Vanguard Core-Plus Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Prospectus [Member] | Vanguard Core-Plus Bond Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	8.01%	2.46%	6.62%	(12.68%)